Note 9 - Related Party Transactions	6 Months Ended
Jun. 30, 2013
Notes
Note 9 - Related Party Transactions

NOTE 9 – Related Party Transactions

As of June 30, 2013, the Company operated out of office space that is being provided to us by our vice president, Michael Hume, free of charge.  There is no written agreement or other material terms relating to this arrangement.

For the period March 3, 2011 (inception) to June 30, 2013 the Company’s rent expense was zero.  This is because of the short time period and the minimal level of operating activities that have transpired during this period of time.

Additionally, for the period of March 3, 2011 (inception) to June 30, 2013 the majority of the Company’s expenses were paid by Taurus Financial Partners, LLC (Taurus), an independent service provider that currently provides SEC EDGAR compliance and filing services to the Company, and have been accounted for under the accounts payable to a related party line item; as of June 30, 2013, Taurus owned 25.1% of the Company’s issued and outstanding common stock.  Further, our president and chief executive officer, J. Scott Sitra, is concurrently the president and chief executive officer at Taurus.